Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

In connection with the license agreement the Company holds with Stanford, Stanford owns Series A and Series A-1 convertible preferred shares of the Company. For the year ended December 31, 2015, the Company recorded research and development expense of $89,281 for charges including the reimbursement of patent fees and license fees in connection with the exendin Purchase Agreement and the Lymphedema License Agreement. As of December 31, 2015, the Company owed $55,132 to Stanford, which is recorded in accounts payable.

For the years ended December 31, 2015, 2014 and 2013, the Company reimbursed the Company’s founder, who is also a stockholder of Company, travel-related expenses of $87,079, $44,550 and $30,740, respectively, which was included in research and development expenses.

As disclosed in Note 4, the Company entered into license agreements with EGI, which is owned by the founder of the Company.

As discussed in Note 5, the Company entered into an asset purchase agreement with Eiccose, which is owned by the Company’s chief executive officer.